Stockholders' Deficiency (Details 2)		9 Months Ended
	Jul. 31, 2012	Apr. 30, 2013 Warrant [Member]
Outstanding, August 1, 2012	74,264,078	74,264,078
Add: Issued		270,594,093
Less: Exercised		111,803,243
Less: Expired		175,000
Balance - Derivative warrant liability	74,264,078	232,879,928